CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	May 31, 2016	Aug. 31, 2015
Current assets
Equipment, net of accumulated depreciation	$ 33,439	$ 27,751
Current liabilities
Bridge note, net of discount	131,034	6,516
Convertible promissory note, net of discount	0	879,808
Convertible promissory notes payable to related party, net of discount	$ 1,961,847	$ 1,961,847
Stockholders' equity
Preferred stock, par value	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	27,562,721	26,572,615
Common stock, shares outstanding	27,562,721	26,572,615